Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2019	Dec. 22, 2017	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mafco Worldwide & Merisant
Marketing Costs
Advertising expense						$ 11.9	$ 16.1	$ 25.1
Prepaid advertising						0.2	0.0
Foreign Currency Translation
Total foreign exchange losses, net						1.9	1.9	3.0
Restructuring and Employee Termination Benefits
Employee termination benefits						$ 0.6	3.1	5.9
New Accounting Guidance
Income tax rate		35.00%	35.00%	21.00%	21.00%	21.00%
Reclassification from AOCI to net parent investment	$ (2.1)
Mafco Worldwide
Restructuring and Employee Termination Benefits
Facility exit and other related costs						$ 0.8	4.5	3.7
Merisant
Restructuring and Employee Termination Benefits
Facility exit and other related costs						$ 0.8	$ 1.9	$ 3.5